Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment
	December 31,
	2020	2019
Cost:

Computer and peripheral equipment	$4,720	$3,748
Office furniture and equipment	2,233	1,818
Machinery and equipment	16,968	13,823
Leasehold improvements	8,627	8,337
Building and land	15,648	6,524

	48,196	34,250

Accumulated depreciation	(18,941)	(16,761)

Property, plant and equipment, net	$29,255	$17,489